Revenue - Summary of Disaggregation of Revenue from Contracts with Customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	£ 24,806	£ 16,923	£ 12,023
Royalties	569	578	392
Total revenue from contracts with customers	25,375	17,501	12,415
Research Collaboration - Mallinckrodt plc
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	10,544	11,658	8,748
Research Collaboration - AstraZeneca
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	13,682	5,081	2,652
Research Collaboration - Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	£ 580	£ 184	£ 623